GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, WI  53202

Ph: (414) 273-3500 / Fax: (414) 273-5198

December 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:

Denmark Bancshares, Inc. Schedule 13E-3

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Denmark Bancshares, Inc. (the “Company”), please find Amendment No. 2 to the Company’s Schedule 13E-3.  If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Rebecca Lauber

Rebecca Lauber

cc:

Dennis J. Heim

Patrick J. Murphy

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

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